Business Combinations (Tables)	12 Months Ended
Jan. 31, 2019
Text block [abstract]
Summary of Value of the Assets Acquired and Liabilities Assumed

The value of the assets acquired and liabilities assumed were as follows, as at their respective acquisition dates:

	Alumacraft		Triton	Total
Assets acquired
Current assets	$23.5	[b]	$14.1	$37.6
Property, plant and equipment	5.7		9.7	15.4
Trademark	25.8		37.7	63.5
Dealer network	19.1		27.5	46.6
Goodwill [a]	21.0	[c]	32.5	53.5
Total assets acquired	95.1		121.5	216.6

Liabilities assumed
Current liabilities	10.6		7.4	18.0
Deferred income taxes	3.6		16.7	20.3
Total liabilities assumed	14.2		24.1	38.3
Net assets acquired and total consideration paid in cash [d]	$80.9		$97.4	$178.3

[a]	Goodwill arises principally from expected synergies and future growth.

[b]	Including cash of $5.3 million.

[c]	Only $2.8 million of goodwill is deductible for tax purposes.

[d]	Repayment of Alumacraft and Triton debt is included in the purchase consideration.